Shareholder Fees {- Fidelity® Total Market Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity Index Funds Combo PRO-11 | Fidelity® Total Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none